Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	$ (8.8)	$ (5.2)
Marketable Securities	2.7	2.8
Level 1 [Member]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	0	0
Marketable Securities	2.7	2.8
Level 2 [Member]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	(8.8)	(5.2)
Marketable Securities	0	0
Level 3 [Member]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan
Derivative financial instruments	0	0
Marketable Securities	$ 0	$ 0